Restructuring and Other Costs (Pre-tax Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring, Severance and Other Costs [Abstract]
Severance benefits and related costs	$ 93
Professional fees	23
Asset impairment charges	4
Total restructuring and other costs	$ 120